Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 65,000	$ 22,000	$ 141,000	$ 56,000	$ 264,000	$ 143,000
Valuation allowance increased					24,501,000	10,905,000
Net operating loss carryforwards					$ 36,092,000	$ 25,051,000
Effective tax rates	(3.10%)	(0.10%)	4.00%	(0.10%)	(0.30%)	(0.30%)
Uncertain tax positions	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accrued interest and penalties					0	$ 0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					131,700,000
Tax credit carry forwards research and development					$ 900,000
Tax credits research and development expiration year					2028
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 132,200,000
Tax credit carry forwards research and development					$ 1,500,000
Tax credits research and development expiration year					2031
Earliest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2030
Earliest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2030
Latest Tax Year | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2037
Latest Tax Year | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration period					2042
Expire between 2030 and 2037 | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 12,800,000
Do not expire | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 119,500,000
Maximum
Operating Loss Carryforwards [Line Items]
Income tax expense		$ 100,000		$ 100,000